Consolidated Statement of Changes in Equity - USD ($)	Share Capital	Share Premium	Statutory Reserve	(Accumulated losses) / Retained earnings	Shareholder’s Account	Total
Balance at Dec. 31, 2021	$ 8,804	$ 101,777,058	$ 680,643	$ (94,992,885)	$ 71,017,816	$ 78,491,436
Profit (Loss) for the year				27,229,285		27,229,285
Movements during the year					(626,029)	(626,029)
Balance at Dec. 31, 2022	8,804	101,777,058	680,643	(67,763,600)	70,391,787	105,094,692
Profit (Loss) for the year				(48,328,195)		(48,328,195)
Balance at Dec. 31, 2023	$ 8,804	$ 101,777,058	$ 680,643	$ (116,091,795)	$ 70,391,787	$ 56,766,497